Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments - fair values and risk management
Financial liabilities	$ 30,760	$ 21,512
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	28,483	20,212
Financial liabilities not measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	28,483	20,212
Financial liabilities not measured at fair value | Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	28,483	20,212
Financial liabilities measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	15,267	15,367
Financial liabilities measured at fair value | Put option liability | Level 3
Financial instruments - fair values and risk management
Financial liabilities	15,002	15,002
Financial liabilities measured at fair value | Share warrant obligation | Level 1
Financial instruments - fair values and risk management
Financial liabilities	$ 265	$ 365